Acquisitions (Divestiture) (Details) (Linn Energy, LLC [Member], USD $)	0 Months Ended		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2013	Mar. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Business Acquisition [Line Items]
Impairment of long-lived assets			$ (4,240,000)	$ (14,851,000)	$ 57,053,000	$ 0	$ 146,499,000	$ 0	$ 42,202,000	$ 146,499,000	$ 37,962,000	$ 146,499,000	$ 422,499,000	$ 0	$ 38,600,000
Impairment on assets held for sale	57,000,000	57,000,000			57,053,000
Adjustment to impairment of long-lived assets			4,000,000	15,000,000
Proceeds from sale of Panther properties	219,000,000
Costs to sell Panther properties	$ 2,000,000